Derivative Liabilities (Details) - Schedule of number of investor warrants outstanding weighted average exercise price - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of number of investor warrants outstanding weighted average exercise price [Abstract]
Number of Outstanding, Beginning	70,507,301
Weighted Average Exercise Price, Beginning	$ 0.69
Number Granted	3,996,864	70,507,301
Weighted Average Exercise Price Granted	$ 0.36	$ 0.68
Number Expired	(20,166,221)
Weighted Average Exercise Price Expired	$ 0.82
Number of Outstanding, Ending	50,341,080	70,507,301
Weighted Average Exercise Price, Ending	$ 0.71	$ 0.69
Number of Exercisable	50,341,080	70,507,301
Weighted Average Exercise Price Exercisable	$ 0.71	$ 0.69